PIONEER VARIABLE CONTRACTS TRUST

Pioneer Mid Cap Value VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2019

Schedule of Investments | 3/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 96.7%
	COMMON STOCKS - 96.7% of Net Assets
	Aerospace & Defense - 1.5%
20,856	Huntington Ingalls Industries, Inc.	$4,321,363
	Total Aerospace & Defense	$4,321,363
	Airlines - 0.7%
27,023(a)	United Continental Holdings, Inc.	$2,155,895
	Total Airlines	$2,155,895
	Banks - 4.7%
121,846	Cathay General Bancorp	$4,131,798
438,426	Huntington Bancshares, Inc.	5,559,241
17,112(a)	SVB Financial Group	3,805,024
	Total Banks	$13,496,063
	Building Products - 1.5%
108,475	Masco Corp.	$4,264,152
	Total Building Products	$4,264,152
	Capital Markets - 1.8%
60,322	Nasdaq, Inc.	$5,277,572
	Total Capital Markets	$5,277,572
	Chemicals - 2.0%
28,923	Celanese Corp.	$2,852,097
103,322	Mosaic Co.	2,821,724
	Total Chemicals	$5,673,821
	Communications Equipment - 2.3%
28,775	Motorola Solutions, Inc.	$4,040,585
455,403	Nokia OYJ (A.D.R.)	2,604,905
	Total Communications Equipment	$6,645,490
	Construction Materials - 0.6%
19,860	Eagle Materials, Inc.	$1,674,198
	Total Construction Materials	$1,674,198
	Consumer Finance - 2.3%
92,451	Discover Financial Services	$6,578,813
	Total Consumer Finance	$6,578,813
	Containers & Packaging - 3.8%
14,087	Avery Dennison Corp.	$1,591,831
75,450	Ball Corp.	4,365,537
58,565(a)	Berry Global Group, Inc.	3,154,897
44,313	International Paper Co.	2,050,363
	Total Containers & Packaging	$11,162,628
	Electric Utilities - 2.6%
77,996	Entergy Corp.	$7,458,758
	Total Electric Utilities	$7,458,758
	Electronic Equipment, Instruments & Components - 2.9%
59,978	CDW Corp.	$5,780,080
31,450(a)	Keysight Technologies, Inc.	2,742,440
	Total Electronic Equipment, Instruments & Components	$8,522,520
	Energy Equipment & Services - 1.4%
150,912	National Oilwell Varco, Inc.	$4,020,296
	Total Energy Equipment & Services	$4,020,296
	Equity Real Estate Investment Trusts (REITs) - 11.5%
52,959	Americold Realty Trust	$1,615,779
23,377	Digital Realty Trust, Inc.	2,781,863
189,517	Duke Realty Corp.	5,795,430
35,530	Extra Space Storage, Inc.	3,620,862
80,139	Gaming & Leisure Properties, Inc.	3,090,961
91,952	Invitation Homes, Inc.	2,237,192
175,238	Park Hotels & Resorts, Inc.	5,446,397
45,840	Sun Communities, Inc.	5,432,957
144,801	VICI Properties, Inc.	3,168,246
	Total Equity Real Estate Investment Trusts (REITs)	$33,189,687
	Food & Staples Retailing - 0.5%
21,938	Sysco Corp.	$1,464,581
	Total Food & Staples Retailing	$1,464,581
	Food Products - 0.6%
15,341(a)	Post Holdings, Inc.	$1,678,305
	Total Food Products	$1,678,305
	Health Care Equipment & Supplies - 3.5%
11,574	Cooper Cos., Inc.	$3,427,872
138,304(a)	Hologic, Inc.	6,693,914
	Total Health Care Equipment & Supplies	$10,121,786
	Health Care Providers & Services - 5.1%
50,014(a)	Centene Corp.	$2,655,743
32,714(a)	Laboratory Corp. of America Holdings	5,004,588
52,740	Universal Health Services, Inc., Class B	7,055,030
	Total Health Care Providers & Services	$14,715,361
	Hotels, Restaurants & Leisure - 2.9%
38,981	Dunkin' Brands Group, Inc.	$2,927,473
Shares		Value
	Hotels, Restaurants & Leisure - (continued)
97,304(a)	Norwegian Cruise Line Holdings, Ltd.	$5,347,828
	Total Hotels, Restaurants & Leisure	$8,275,301
	Household Durables - 3.7%
22,340(a)	Mohawk Industries, Inc.	$2,818,191
175,358	PulteGroup, Inc.	4,903,010
22,352	Whirlpool Corp.	2,970,357
	Total Household Durables	$10,691,558
	Insurance - 8.2%
29,862	American Financial Group, Inc.	$2,873,023
64,113	Assured Guaranty, Ltd.	2,848,540
76,881	Brown & Brown, Inc.	2,268,758
42,891	First American Financial Corp.	2,208,886
84,416	Lincoln National Corp.	4,955,219
185,379	Old Republic International Corp.	3,878,129
133,648	Unum Group	4,521,312
	Total Insurance	$23,553,867
	IT Services - 4.5%
77,374	Booz Allen Hamilton Holding Corp.	$4,498,524
79,963	DXC Technology Co.	5,142,421
23,956(a)	Euronet Worldwide, Inc.	3,415,886
	Total IT Services	$13,056,831
	Life Sciences Tools & Services - 1.1%
37,936	Agilent Technologies, Inc.	$3,049,296
	Total Life Sciences Tools & Services	$3,049,296
	Machinery - 6.4%
71,772	Ingersoll-Rand Plc	$7,747,787
43,333	PACCAR, Inc.	2,952,711
39,509	Stanley Black & Decker, Inc.	5,379,941
55,916	Timken Co.	2,439,056
	Total Machinery	$18,519,495
	Multiline Retail - 2.2%
54,277	Dollar General Corp.	$6,475,246
	Total Multiline Retail	$6,475,246
	Multi-Utilities - 2.6%
124,254	Public Service Enterprise Group, Inc.	$7,381,930
	Total Multi-Utilities	$7,381,930
	Oil, Gas & Consumable Fuels - 4.4%
324,370	Marathon Oil Corp.	$5,420,223
174,342	Murphy Oil Corp.	5,108,221
69,644	PBF Energy, Inc.	2,168,714
	Total Oil, Gas & Consumable Fuels	$12,697,158
	Pharmaceuticals - 0.9%
17,452(a)	Jazz Pharmaceuticals Plc	$2,494,763
	Total Pharmaceuticals	$2,494,763
	Road & Rail - 1.3%
32,060	Kansas City Southern	$3,718,319
	Total Road & Rail	$3,718,319
	Semiconductors & Semiconductor Equipment - 3.8%
19,875	Lam Research Corp.	$3,557,824
196,528	Marvell Technology Group, Ltd.	3,908,942
173,561(a)	ON Semiconductor Corp.	3,570,149
	Total Semiconductors & Semiconductor Equipment	$11,036,915
	Specialty Retail - 3.8%
75,342	Aaron's, Inc.	$3,962,989
59,792	Dick's Sporting Goods, Inc.	2,200,943
6,336(a)	O'Reilly Automotive, Inc.	2,460,269
23,505	Tractor Supply Co.	2,297,849
	Total Specialty Retail	$10,922,050
	Textiles, Apparel & Luxury Goods - 0.5%
12,884	PVH Corp.	$1,571,204
	Total Textiles, Apparel & Luxury Goods	$1,571,204
	Thrifts & Mortgage Finance - 1.1%
152,285	Radian Group, Inc.	$3,158,391
	Total Thrifts & Mortgage Finance	$3,158,391
	TOTAL COMMON STOCKS
	(Cost $253,295,285)	$279,023,613
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.7%
	(Cost $253,295,285)	$279,023,613
	OTHER ASSETS AND LIABILITIES - 3.3%	$9,448,657
	NET ASSETS - 100.0%	$288,472,270

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$279,023,613	$–	$–	$279,023,613
Total Investments in Securities	$279,023,613	$–	$–	$279,023,613

For the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.